34. Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total assets		R$ 10,718		R$ 10,420
Total liabilities		127,386		111,823
Total revenue		8,250		8,198		R$ 7,571
Total costs/expenses		389,012		421,219		422,325
Telecom Italia S.p.A. [member]
Disclosure of transactions between related parties [line items]
Total liabilities	[1]	75,317		80,825
Total revenue		1,197	[1]	775	[1]	858
Total costs/expenses		110,407	[1]	93,188	[1]	62,976
Telecom Italia Sparkle [member]
Disclosure of transactions between related parties [line items]
Total assets	[2]	1,630		1,949
Total liabilities	[2]	10,576		6,531
Total revenue		2,994	[2]	5,371	[2]	5,809
Total costs/expenses		27,485	[2]	24,914	[2]	30,123
TI Sparkle [member]
Disclosure of transactions between related parties [line items]
Total assets	[3]	1,915		2,007
Total liabilities	[3]	7,333		3,731
Total revenue		4,059	[3]	2,052	[3]	904
Total costs/expenses		19,923	[3]	18,700	[3]	18,035
TIM Brasil [member]
Disclosure of transactions between related parties [line items]
Total assets		6,129		5,429
Total liabilities		6,145	[4]	6,056
Vivendi Group [member]
Disclosure of transactions between related parties [line items]
Total liabilities		1,150	[5]	1,164
Total costs/expenses		1,207	[5]	1,386		9,439
Gruppo Havas [member]
Disclosure of transactions between related parties [line items]
Total liabilities		24,068		11,049	[3]
Total costs/expenses		207,682	[3]	264,318		301,752
Other [member]
Disclosure of transactions between related parties [line items]
Total assets		1,044		1,035
Total liabilities		2,797		2,467
Total costs/expenses		R$ 22,308		R$ 18,713

[1]	Amounts refer to international roaming, technical assistance and Value-Added Services-VAS. On May 17, 2018, TIM Participacoes (incorporated by TIM S.A) and Telecom Italia signed a trademark license agreement formally granting TIM Participacoes and the company the right to use the "TIM" trademark by paying royalties in the amount of 0.5% of the company's net revenue. Payment is made quarterly
[2]	Amounts refer to roaming, Value-Added Services VAS, transfer of means and international voice-wholesale.
[3]	From the values described above, in the result, they refer to advertising services, of which, R$ 195,117 (R$ 172,956 on December 31, 2019), are related to media transfers. The Company has social investment actions that include donations, projects developed by the Tim Institute and sponsorships. On December 31, 2020, the Company invested R$ 4,829 (R$ 4,207 on December 31, 2019) using own funds in social benefit.
[4]	Mainly referring to contracts for the onerous and reciprocal transfer of optical fiber infrastructure.
[5]	The values refer to Value Added Services-VAS.